December 1, 2008


VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               HighMark Funds (the "Company")
                  FILE NOS. 033-12608/811-05059
                  -----------------------------------------------------------

Dear Sir or Madam:

Pursuant  to Rule  497(j)  promulgated  under  the  Securities  Act of 1933,  as amended, please accept this letter as certification that the Prospectuses for the above-named Company do not differ from those contained in Post-Effective Amendment No. 57 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on November 24, 2008 (Accession No. 0000935069-08-002737).

Should you have any questions with respect to this filing, please contact the undersigned at (617) 338-4595.

Very truly yours,


/S/ DAVID JAMES

David James
Counsel and Vice President
PNC Global Investment Servicing
Regulatory Administration
99 High Street, 27th Floor
Boston, MA 02110

cc:      A. Lau, HighMark Funds
         K. Seaman, HighMark Funds
         P. O'Donnell, HighMark Funds
         J. Loder, Ropes & Gray
         J. Riley, Ropes & Gray
         G. Davis, Ropes & Gray